Schedule of Debt Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Long-term debt	$ 2,947,102	$ 1,508,420
Total long-term debt	2,947,102	1,508,638
Less long-term debt payable within one year	223,142	496
Long-term debt, net	2,723,960	1,508,142
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	0	236
Domestic | Fixed rate medium-term notes 3.30% to 6.55%, due 2018-2044
Debt Instrument [Line Items]
Long-term debt	2,675,000	1,175,000
Foreign | Bank loans, including revolving credit 1% to 11.75%, due 2016
Debt Instrument [Line Items]
Long-term debt	322	322
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	222,820	273,860
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	$ 48,960	$ 59,220